Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 11,664,925	$ 10,120,257	$ 8,225,911
Mold production [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	7,562,777	6,872,483	6,639,632
Mold repair [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	1,102,217	1,103,741	1,084,881
Machining services [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 2,999,931	$ 2,144,033	$ 501,398